Notes to the Balance Sheet - Summary of Accounts Receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information [Line Items]
Non-interest bearing payment terms	between 30 and 180 days
Single most important customer [member] | Credit risk [member]
Additional Information [Line Items]
Accounts receivable from customer	€ 51.4	€ 38.5
Percentage of accounts receivable	56.00%	51.00%	60.00%